Average Annual Total Returns - VIPContrafundPortfolio-InvestorPRO - VIPContrafundPortfolio-InvestorPRO - VIP Contrafund Portfolio	Apr. 29, 2023
VIP Contrafund Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	(26.38%)
Past 5 years	8.57%
Past 10 years	11.34%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%